Quarterly Report
September 30, 2019
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Airlines – 0.6%
Malaysia Airports Holdings Berhad	401,800	$831,598
Ryanair Holdings PLC, ADR (a)	22,187	1,472,773
		$2,304,371
Alcoholic Beverages – 0.4%
Ambev S.A., ADR	346,911	$1,602,729
Apparel Manufacturers – 4.0%
Adidas AG	16,884	$5,256,737
Compagnie Financiere Richemont S.A.	41,728	3,061,294
LVMH Moet Hennessy Louis Vuitton SE	20,702	8,228,018
		$16,546,049
Automotive – 1.9%
Koito Manufacturing Co. Ltd.	70,500	$3,475,856
USS Co. Ltd.	223,100	4,351,340
		$7,827,196
Brokerage & Asset Managers – 2.8%
Euronext N.V.	56,185	$4,595,977
Hong Kong Exchanges & Clearing Ltd.	100,000	2,951,716
TMX Group Ltd.	46,720	4,032,128
		$11,579,821
Business Services – 1.1%
Nomura Research Institute Ltd.	216,700	$4,326,821
Computer Software – 1.2%
Cadence Design Systems, Inc. (a)	23,383	$1,545,149
Check Point Software Technologies Ltd. (a)	30,679	3,359,350
		$4,904,499
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	56,386	$4,039,016
Constellation Software, Inc.	2,323	2,320,019
EPAM Systems, Inc. (a)	12,097	2,205,525
Fujitsu Ltd.	32,100	2,578,133
Hitachi Ltd.	119,300	4,467,689
		$15,610,382
Conglomerates – 0.5%
Melrose Industries PLC	784,671	$1,945,020
Construction – 1.9%
Techtronic Industries Co. Ltd.	588,500	$4,130,062
Toto Ltd.	100,200	3,776,771
		$7,906,833
Consumer Products – 3.3%
Kao Corp.	52,700	$3,908,402
L'Oréal	17,268	4,835,182
Reckitt Benckiser Group PLC	60,680	4,733,199
		$13,476,783
Consumer Services – 0.5%
51job, Inc., ADR (a)	28,057	$2,076,218

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.9%
Brambles Ltd.	477,145	$3,671,359
Electrical Equipment – 3.2%
Legrand S.A.	61,535	$4,391,750
Schneider Electric SE	99,054	8,691,097
		$13,082,847
Electronics – 3.5%
Kyocera Corp.	41,800	$2,610,565
Mellanox Technologies Ltd. (a)	21,566	2,363,418
Samsung Electronics Co. Ltd.	68,317	2,787,329
Silicon Motion Technology Corp., ADR	44,052	1,557,238
Taiwan Semiconductor Manufacturing Co. Ltd.	544,804	4,799,415
		$14,117,965
Energy - Independent – 1.1%
Caltex Australia Ltd.	143,679	$2,562,405
Oil Search Ltd.	376,535	1,869,276
		$4,431,681
Energy - Integrated – 3.8%
BP PLC	964,202	$6,114,985
Cairn Energy PLC (a)	897,001	2,116,479
Eni S.p.A.	242,820	3,714,263
Galp Energia SGPS S.A., “B”	244,931	3,690,758
		$15,636,485
Food & Beverages – 4.7%
Danone S.A.	56,264	$4,956,284
Nestle S.A.	130,016	14,105,638
		$19,061,922
Food & Drug Stores – 0.4%
Sundrug Co. Ltd.	56,700	$1,782,936
Gaming & Lodging – 0.4%
Flutter Entertainment PLC	17,997	$1,683,956
Insurance – 6.2%
AIA Group Ltd.	792,400	$7,435,216
Aon PLC	34,128	6,606,157
Hiscox Ltd.	174,171	3,554,921
Swiss Re Ltd.	26,495	2,763,518
Zurich Insurance Group AG	12,581	4,815,332
		$25,175,144
Internet – 1.0%
NAVER Corp.	15,427	$2,028,863
Scout24 AG	34,270	1,953,541
		$3,982,404
Machinery & Tools – 5.0%
Daikin Industries Ltd.	48,300	$6,334,280
GEA Group AG	112,922	3,048,676
Kubota Corp.	305,300	4,643,660
Ritchie Bros. Auctioneers, Inc.	61,337	2,444,961
Schindler Holding AG	17,686	3,955,228
		$20,426,805

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.3%
Barclays PLC	1,071,877	$1,982,160
BNP Paribas	108,881	5,301,207
Mitsubishi UFJ Financial Group, Inc.	943,100	4,806,683
UBS Group AG	471,201	5,349,138
		$17,439,188
Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	126,536	$2,401,436
Medical Equipment – 2.7%
EssilorLuxottica	40,937	$5,900,902
Terumo Corp.	158,100	5,088,444
		$10,989,346
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	404,000	$1,993,710
Natural Gas - Pipeline – 1.1%
APA Group	321,700	$2,491,822
Enbridge, Inc.	56,920	1,997,796
		$4,489,618
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	216,272	$1,728,146
Other Banks & Diversified Financials – 6.5%
AEON Financial Service Co. Ltd.	230,100	$3,481,566
AIB Group PLC	900,710	2,674,230
HDFC Bank Ltd.	215,112	3,725,747
Intesa Sanpaolo S.p.A.	2,125,657	5,040,330
Julius Baer Group Ltd.	99,288	4,399,094
KBC Group N.V.	62,046	4,031,925
Mastercard, Inc., “A”	11,722	3,183,344
		$26,536,236
Pharmaceuticals – 8.1%
Bayer AG	79,265	$5,588,887
Kyowa Kirin Co. Ltd.	99,500	1,930,645
Novo Nordisk A.S., “B”	145,086	7,458,746
Roche Holding AG	40,222	11,705,305
Santen Pharmaceutical Co. Ltd.	356,800	6,224,897
		$32,908,480
Printing & Publishing – 1.6%
RELX PLC	155,716	$3,705,047
Wolters Kluwer N.V.	40,378	2,947,791
		$6,652,838
Real Estate – 2.4%
Grand City Properties S.A.	203,478	$4,577,558
LEG Immobilien AG	44,101	5,047,130
		$9,624,688
Restaurants – 0.7%
Yum China Holdings, Inc.	58,954	$2,678,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 8.3%
Akzo Nobel N.V.	63,584	$5,668,325
Croda International PLC	77,546	4,633,847
Kansai Paint Co. Ltd.	96,200	2,248,499
Linde PLC	50,121	9,724,033
Nitto Denko Corp.	56,400	2,733,567
Sika AG	27,628	4,041,569
Symrise AG	48,320	4,695,736
		$33,745,576
Specialty Stores – 0.7%
Dufry AG	12,969	$1,084,767
Just Eat PLC (a)	240,512	1,976,011
		$3,060,778
Telecommunications - Wireless – 3.3%
Advanced Info Service Public Co. Ltd.	366,400	$2,635,540
KDDI Corp.	196,800	5,141,827
SoftBank Corp.	104,100	4,082,164
Tele2 AB, “B”	107,710	1,602,950
		$13,462,481
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	146,886	$2,023,644
Tobacco – 2.0%
British American Tobacco PLC	146,618	$5,421,743
Japan Tobacco, Inc.	131,400	2,879,354
		$8,301,097
Trucking – 0.3%
Yamato Holdings Co. Ltd.	86,500	$1,308,029
Utilities - Electric Power – 2.5%
CLP Holdings Ltd.	303,000	$3,172,613
Iberdrola S.A.	503,519	5,233,459
Orsted A/S	20,054	1,863,718
		$10,269,790
Total Common Stocks		$402,773,587
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,575,784	$1,575,784

Other Assets, Less Liabilities – 0.9%		3,610,640
Net Assets – 100.0%		$407,960,011
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,575,784 and $402,773,587, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$24,360,296	$57,821,829	$—	$82,182,125
Switzerland	55,280,884	—	—	55,280,884
France	46,900,416	—	—	46,900,416
United Kingdom	36,183,412	—	—	36,183,412
Germany	30,168,265	—	—	30,168,265
United States	25,627,626	—	—	25,627,626
Hong Kong	—	17,689,607	—	17,689,607
Australia	3,671,359	9,324,939	—	12,996,298
Canada	10,794,905	—	—	10,794,905
Other Countries	69,873,593	15,076,456	—	84,950,049
Mutual Funds	1,575,784	—	—	1,575,784
Total	$304,436,540	$99,912,831	$—	$404,349,371
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,381,057	$49,833,959	$53,640,049	$468	$349	$1,575,784
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,446	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
Japan	20.1%
Switzerland	13.5%
France	11.5%
United Kingdom	8.9%
United States	7.7%
Germany	7.4%
Hong Kong	4.3%
Australia	3.2%
Canada	2.6%
Other Countries	20.8%